Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
Summary of Financial Assets Classified by Type and Category

	12-31-2025
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$
Equity instruments	—	—	128	—
Trade and other receivables	—	1,382,738	—	—
Accounts receivable from related parties	—	61,811	—	—
Derivative instruments	2,607	—	896	206
Other financial assets	—	648	—	—
Total Current	2,607	1,445,197	1,024	206

Equity instruments	—	—	2,335	—
Trade and other receivables	—	1,105,384	—	—
Accounts receivable from related parties	—	—	—	—
Derivative instruments	—	—	—	19,021
Other financial assets	—	2,714	—	—
Total Non-current	—	1,108,098	2,335	19,021

Total	2,607	2,553,295	3,359	19,227

	12-31-2024
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$
Equity instruments	—	—	128	—
Trade and other receivables	—	1,493,300	—	—
Accounts receivable from related parties	—	42,935	—	—
Derivative instruments	1	—	1,957	8,614
Other financial assets	—	10,846	—	—
Total Current	1	1,547,081	2,085	8,614

Equity instruments	—	—	2,335	—
Trade and other receivables	—	1,163,370	—	—
Accounts receivable from related parties	—	—	—	—
Derivative instruments	—	—	—	—
Other financial assets	2,328	—	—	—
Total Non-current	2,328	1,163,370	2,335	—

Total	2,329	2,710,451	4,420	8,614

	01-01-2024
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$
Equity instruments	—	—	146	—
Trade and other receivables	—	1,649,263	—	—
Accounts receivable from related parties	—	57,317	—	—
Derivative instruments	53	—	3,070	66,137
Other financial assets	—	10,890	—	—
Total Current	53	1,717,470	3,216	66,137

Equity instruments	—	—	2,652	—
Trade and other receivables	—	1,030,279	—	—
Accounts receivable from related parties	—	—	—	—
Derivative instruments	—	—	—	10,576
Other financial assets	—	—	—	—
Total Non-current	—	1,030,279	2,652	10,576

Total	53	2,747,749	5,868	76,713

Summary of Financial Liabilities Classified by Type and Category

	12-31-2025
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost	Financial liabilities at fair value through other comprehensive income	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$
Interest-bearing loans	—	259,461	—	—
Trade and other payables	—	1,526,225	—	—
Accounts payable to related parties	—	371,919	—	—
Derivative instruments	895	—	6,355	62,621
Other financial liabilities	—	41,518	—	—
Total Current	895	2,199,123	6,355	62,621

Interest-bearing loans	—	2,161,366	—	—
Trade and other payables	—	985,569	—	—
Accounts payable to related parties	—	861,531	—	—
Derivative instruments	—	—	—	8,962
Other financial liabilities	—	368,679	—	—
Total Non-current	—	4,377,145	—	8,962

Total	895	6,576,268	6,355	71,583

	12-31-2024
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost	Financial liabilities at fair value through other comprehensive income	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$
Interest-bearing loans	—	61,447	—	—
Trade and other payables	—	1,535,137	—	—
Accounts payable to related parties	—	299,362	—	—
Derivative instruments	14	—	734	22,542
Other financial liabilities	—	26,982	—	—
Total Current	14	1,922,928	734	22,542

Interest-bearing loans	—	2,377,162	—	—
Trade and other payables	—	969,504	—	—
Accounts payable to related parties	—	1,019,514	—	—
Derivative instruments	—	—	—	5,234
Other financial liabilities	—	268,670	—	—
Total Non-current	—	4,634,850	—	5,234

Total	14	6,557,778	734	27,776

	01-01-2024
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost	Financial liabilities at fair value through other comprehensive income	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$
Interest-bearing loans	—	618,183	—	—
Trade and other payables	—	1,652,038	—	—
Accounts payable to related parties	—	527,383	—	—
Derivative instruments	1	—	17,622	82,991
Other financial liabilities	—	27,520	—	—
Total Current	1	2,825,124	17,622	82,991

Interest-bearing loans	—	2,163,402	—	—
Trade and other payables	—	678,966	—	—
Accounts payable to related parties	—	1,179,760	—	—
Derivative instruments	—	—	—	7,923
Other financial liabilities	—	278,097	—	—
Total Non-current	—	4,300,225	—	7,923

Total	1	7,125,349	17,622	90,914

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

	12-31-2025				12-31-2024				01-01-2024
	Assets		Liabilities		Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	—	—	69	8,962	75	—	—	3,130	1,226	—	—	—
Cash flow hedge	—	—	69	8,962	75	—	—	3,130	1,226	—	—	—
Exchange rate hedge:	206	19,021	62,552	—	8,539	—	22,542	2,104	64,911	10,576	82,991	7,923
Cash flow hedge	206	19,021	62,552	—	8,539	—	22,542	2,104	64,911	10,576	82,991	7,923
TOTAL	206	19,021	62,621	8,962	8,614	—	22,542	5,234	66,137	10,576	82,991	7,923

	12-31-2025				12-31-2024				01-01-2024
	Assets		Liabilities		Assets		Liabilities		Assets		Liabilities
Description of Instruments covered	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Finance debt	—	18,984	62,356	8,962	8,614	—	7,655	5,234	53,550	9,410	42,197	5,705
Investments in property, plant & equipment	186	37	10	—	—	—	279	—	816	261	681	—
Operating income (i)	20	—	255	—	—	—	14,608	—	10,521	905	39,016	2,218
Other	—	—	—	—	—	—	—	—	1,250	—	1,097	—
TOTAL	206	19,021	62,621	8,962	8,614	—	22,542	5,234	66,137	10,576	82,991	7,923

(i) As of the 2024 year‑end, and considering the change in the functional currency of Enel Generación Chile effective January 1, 2025, the accounting hedges associated with a portion of that subsidiary’s income, which were directly linked to the U.S. dollar valuation, lost their effectiveness and, therefore, due to the change in the risk management objective, they were prospectively discontinued. As of December 31, 2024, the cumulative amount in the cash flow hedging reserves, where financial derivatives were defined as the hedging instrument, amounted to  ThUS$104,519, before taxes and minority interests (see Notes 20.3 and 28.1).

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedging derivative instruments and their corresponding hedged instruments, as of December 31, 2025, December 31, 2024, and January 1, 2024 are shown in the following table:

				Fair value of	Fair value of	Fair value of
Type of	Description	Description	Nature	hedged item	hedged item	hedged item
hedge	of hedged	of hedged	of	12-31-2025	12-31-2024	01-01-2024
instrument	risk	item	Risk Hedged	ThUS$	ThUS$	ThUS$
SWAP	Exchange rate	Unsecured obligations (bonds)	Cash flow	18,720	(1,220)	13,831
SWAP	Interest rate	Loans with related parties	Cash flow	—	(3,055)	1,226
SWAP	Interest rate	Bank loans	Cash flow	(9,031)	—	—
FORWARD	Exchange rate	Loans with related parties	Cash flow	(62,023)	—	—
FORWARD	Exchange rate	Operating income	Cash flow	(235)	(14,608)	(29,808)
FORWARD	Exchange rate	Investments in property, plant & equipment	Cash flow	213	(279)	396
FORWARD	Interest rate	Other	Cash flow	—	—	152

Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities

	12-31-2025				12-31-2024				01-01-2024
	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-hedging derivative instrument	—	—	—	—	—	14	—	—	52	1	—	—
Total	—	—	—	—	—	14	—	—	52	1	—	—

Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

	12-31-2025
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	More than 5 years	Total
Financial derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		ThUS$
Interest rate hedge:	(9,031)	—	—	—	—	—	286,000	286,000
Cash flow hedge	(9,031)	—	—	—	—	—	286,000	286,000
Exchange rate hedge:	(43,325)	753,662	45,924	46,153	35,644	—	—	881,383
Cash flow hedge	(43,325)	753,662	45,924	46,153	35,644		—	881,383
Derivatives not designated for hedge accounting	—	—	—	—	—	—	—	—
TOTAL	(52,356)	753,662	45,924	46,153	35,644	—	286,000	1,167,383

	12-31-2024
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	More than 5 years	Total
Financial derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		ThUS$
Interest rate hedge:	(3,055)	—	—	—	—	—	286,000	286,000
Cash flow hedge	(3,055)	—	—	—	—	—	286,000	286,000
Exchange rate hedge:	(16,107)	228,126	—	—	—	178,217	—	406,343
Cash flow hedge	(16,107)	228,126	—	—	—	178,217	—	406,343
Derivatives not designated for hedge accounting	(14)	2,236	—	—	—	—	—	2,236
TOTAL	(19,176)	230,362	—	—	—	178,217	286,000	694,579

	01-01-2024
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	More than 5 years	Total
Financial derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		ThUS$
Interest rate hedge:	1,226	50,000	—	—	—	—	—	50,000
Cash flow hedge	1,226	50,000	—	—	—	—	—	50,000
Exchange rate hedge:	(15,429)	1,699,097	215,415	—	—	—	—	1,914,512
Cash flow hedge	(15,429)	1,699,097	215,415	—	—	—	—	1,914,512
Derivatives not designated for hedge accounting	52	4,227	—	—	—	—	—	4,227
TOTAL	(14,151)	1,753,324	215,415	—	—	—	—	1,968,739

Schedule of Financial Assets and Liabilities Measured at Fair Value

		Fair Value Measured at End of Reporting Period Using:
	12-31-2025	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets:
Financial derivatives designated as cash flow hedges	19,227	—	19,227	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	2,607	—	2,607	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	896	—	896	—
Financial assets at fair value through profit or loss	—		—
Equity instruments at fair value through other comprehensive income	2,463	2,335	128	—
Total	25,193	2,335	22,858	—
Financial derivatives designated as cash flow hedges	71,583	—	71,583	—
Financial derivatives not designated for hedge accounting	—	—	-	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	895	—	895	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	6,355	—	6,355	—
Total	78,833	—	78,833	—

		Fair Value Measured at End of Reporting Period Using:
	12-31-2024	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets:
Financial derivatives designated as cash flow hedges	8,613	—	8,613	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	1	—	1	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	1,957	—	1,957	—
Equity instruments at fair value through other comprehensive income	2,464	2,335	129	—
Total	13,035	2,335	10,700	—
Financial derivatives designated as cash flow hedges	27,776	—	27,776	—
Financial derivatives not designated for hedge accounting	14	—	14	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	2	—	2	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	732	—	732	—
Total	28,524	—	28,524	—

		Fair Value Measured at End of Reporting Period Using:
	01-01-2024	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets:
Financial derivatives designated as cash flow hedges	76,712	—	76,712	—
Financial derivatives not designated for hedge accounting	53	—	53	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	3,071	—	3,071	—
Equity instruments at fair value through other comprehensive income	2,797	2,652	145	—
Total	82,633	2,652	79,981	—
Financial derivatives designated as cash flow hedges	90915	0	90915	—
Financial derivatives not designated for hedge accounting	1	—	1	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	17,622	—	17,622	—
Total	108,538	—	108,538	—